Variable Interest Entities (Assets And Liabilities Of Non Consolidated Variable Interest Entities) (Detail) (Non-consolidated VIEs [Member], JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013	Mar. 31, 2013
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	¥ 107,313,460	¥ 101,916,093
Maximum exposure, Non-consolidated	11,304,704	10,692,299
Trading account assets, Non-consolidated, On-balance sheet assets	409,418	481,306
Investment securities, Non-consolidated, On-balance sheet assets	2,236,976	2,066,576
Loans, Non-consolidated, On-balance sheet assets	6,282,589	5,956,049
All other assets, Non-consolidated, On-balance sheet assets	1,427	8,066
Total assets, Non-consolidated, On-balance sheet assets	8,930,410	8,511,997
All other liabilities, Non-consolidated, On-balance sheet liabilities	7,383	7,490
Total liabilities, Non-consolidated, On-balance sheet liabilities	7,383	7,490
Asset-Backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	14,831,490	12,926,458
Maximum exposure, Non-consolidated	3,339,380	3,072,591
Trading account assets, Non-consolidated, On-balance sheet assets	1,813	3,384
Investment securities, Non-consolidated, On-balance sheet assets	356,479	363,521
Loans, Non-consolidated, On-balance sheet assets	2,007,571	1,889,998
Total assets, Non-consolidated, On-balance sheet assets	2,365,863	2,256,903
All other liabilities, Non-consolidated, On-balance sheet liabilities	156
Total liabilities, Non-consolidated, On-balance sheet liabilities	156
Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	29,926,097	25,517,222
Maximum exposure, Non-consolidated	787,474	744,935
Trading account assets, Non-consolidated, On-balance sheet assets	102,944	168,580
Investment securities, Non-consolidated, On-balance sheet assets	260,236	149,036
Loans, Non-consolidated, On-balance sheet assets	342,803	317,046
Total assets, Non-consolidated, On-balance sheet assets	705,983	634,662
All other liabilities, Non-consolidated, On-balance sheet liabilities		1,186
Total liabilities, Non-consolidated, On-balance sheet liabilities		1,186
Special Purpose Entities Created For Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	23,719,373	20,978,132
Maximum exposure, Non-consolidated	3,094,764	3,048,178
Trading account assets, Non-consolidated, On-balance sheet assets	120,652	136,118
Investment securities, Non-consolidated, On-balance sheet assets	84,636	85,254
Loans, Non-consolidated, On-balance sheet assets	2,197,782	2,124,202
All other assets, Non-consolidated, On-balance sheet assets	1,427	983
Total assets, Non-consolidated, On-balance sheet assets	2,404,497	2,346,557
All other liabilities, Non-consolidated, On-balance sheet liabilities	1,555	466
Total liabilities, Non-consolidated, On-balance sheet liabilities	1,555	466
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	7,900,021	13,097,513
Maximum exposure, Non-consolidated	1,694,879	1,638,067
Trading account assets, Non-consolidated, On-balance sheet assets	118,094	106,661
Investment securities, Non-consolidated, On-balance sheet assets	1,251,245	1,181,828
Loans, Non-consolidated, On-balance sheet assets	230,387	258,237
Total assets, Non-consolidated, On-balance sheet assets	1,599,726	1,546,726
Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	26,607	14,866
Maximum exposure, Non-consolidated	24,930	13,589
Loans, Non-consolidated, On-balance sheet assets	24,140	12,740
Total assets, Non-consolidated, On-balance sheet assets	24,140	12,740
All other liabilities, Non-consolidated, On-balance sheet liabilities	5,622	5,739
Total liabilities, Non-consolidated, On-balance sheet liabilities	5,622	5,739
Others [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	30,909,872	29,381,902
Maximum exposure, Non-consolidated	2,363,277	2,174,939
Trading account assets, Non-consolidated, On-balance sheet assets	65,915	66,563
Investment securities, Non-consolidated, On-balance sheet assets	284,380	286,937
Loans, Non-consolidated, On-balance sheet assets	1,479,906	1,353,826
All other assets, Non-consolidated, On-balance sheet assets		7,083
Total assets, Non-consolidated, On-balance sheet assets	1,830,201	1,714,409
All other liabilities, Non-consolidated, On-balance sheet liabilities	50	99
Total liabilities, Non-consolidated, On-balance sheet liabilities	¥ 50	¥ 99